UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        SEI Investments Distribution Co.
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)


Money Market Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
CORPORATE BONDS -- 32.4%
ASSET BACKED - FINANCIAL SERVICES (E) -- 20.6%
  Beta Finance Incorporated MTN
    (B) (F)
      2.970%, 05/25/05              $ 20,000        $19,997
  CC USA Incorporated MTN
      2.970%, 05/25/05 (B) (F)        20,000         19,997
      2.485%, 11/04/05 (F)             7,000          6,999
  K2 LLC
      2.845%, 05/09/05                10,000          9,998
  K2 LLC MTN, Ser 1 (B) (F)
      2.913%, 05/15/05                10,000         10,000
  Links Finance Incorporated MTN
    (F)
      1.880%, 06/20/05                16,500         16,493
      2.180%, 07/15/05                10,000         10,000
  Premier Asset Collateralized
    Entity LLC MTN (B) (F)
      2.913%, 05/15/05                10,000         10,000
  Sigma Finance Incorporated MTN
    (B) (F)
      2.730%, 05/13/05                10,000          9,998
      2.938%, 05/15/05                 3,000          3,000
      2.940%, 06/10/05                15,000         14,998
  Sigma Finance Incorporated MTN,
    Ser 1 (B) (F)
      2.820%, 05/03/05                10,000         10,000
  White Pine Finance (B)
      2.880%, 05/14/05                10,000         10,000
      2.980%, 05/25/05                10,000         10,000
                                                ------------
                                                    161,480
                                                ------------
ASSET BACKED - OTHER (E) -- 3.7%
  Harrier Finance Funding LLC MTN
    (B) (F)
      2.990%, 05/25/05                15,000         15,000
  Residential Mortgage
    Securities, Ser 17A, Cl A1
    (B) (F)
      2.940%, 05/13/05                13,768         13,768
                                                ------------
                                                     28,768
                                                ------------
AUTOMOTIVE -- 2.6%
  Toyota Motor Credit Corporation
    MTN (B)
      2.970%, 05/09/05                20,000         20,008
FINANCIAL SERVICES -- 4.2%
  Coradac Associates (B)
      3.180%, 05/05/05                33,000         33,000
INVESTMENT BANKER/BROKER DEALER -- 1.3%
  Goldman Sachs Group
     Incorporated (B)
      2.990%, 05/13/05                10,000         10,000
                                                ------------
Total Corporate Bonds
  (Cost $253,256) ($ Thousands)                     253,256
                                                ------------

CERTIFICATES OF DEPOSIT -- 23.2%
  BB&T Corporation (B)
      2.700%, 05/10/05                20,000         19,998
  Barclays Bank NY PLC (B)
      2.990%, 06/29/05                20,000         19,995

----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Calyon
      3.105%, 11/14/05              $ 10,000        $10,000
  Canadian Imperial Bank of
    Commerce NY
      2.800%, 12/16/05                 5,000          5,000
      2.955%, 12/30/05                10,000         10,000
  Credit Suisse First Boston NY
      2.750%, 11/14/05                 5,000          5,000
      2.970%, 05/20/05 (B)            30,000         29,999
      3.110%, 06/29/05 (B)             5,000          5,000
  Emerald Certificates (A)
      3.063%, 06/16/05                25,000         24,903
  HBOS Treasury Services
      3.130%, 09/09/05                10,000         10,000
      3.290%, 03/15/06                 5,000          5,000
  Landesbank Hessen-Thueringen GZ
      3.250%, 02/17/06                10,000         10,000
  SunTrust Bank
      3.330%, 10/12/05                16,500         16,500
  Toronto Dominion Bank
      2.350%, 09/08/05                10,000          9,999
                                                ------------
Total Certificates of Deposit
  (Cost $181,394) ($ Thousands)                     181,394
                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.1%
  FHLB
      1.550%, 05/04/05                 5,000          5,000
  FHLB (B)
      2.834%, 06/08/05                25,000         24,995
      2.755%, 07/03/05                10,000          9,999
  FHLMC (B)
      2.925%, 06/09/05                15,000         15,000
  FNMA (B)
      2.840%, 06/09/05                10,000          9,996
      3.005%, 07/06/05                25,000         24,997
  FNMA (A)
      2.208%, 05/05/05                 5,000          4,999
                                                ------------
Total U.S. Government Agency Obligations
  (Cost $94,986) ($ Thousands)                       94,986
                                                ------------
COMMERCIAL PAPER (A) -- 10.4%
ASSET BACKED - FINANCIAL SERVICES -- 1.9%
  FCAR Owner Trust I
      3.230%, 09/15/05                15,000         14,818
BANKS -- 3.5%
  Deutsche Financial LLC
      2.809%, 05/02/05                25,000         24,998
  UBS Finance Incorporated
      2.866%, 06/10/05                 2,000          1,993
                                                ------------
                                                     26,991
                                                ------------
FINANCIAL SERVICES -- 4.1%
  Natexis US Finance Company
      3.020%, 06/30/05                25,000         24,875
  Picaros Funding LLC
      3.319%, 11/22/05                 7,500          7,362
                                                ------------
                                                     32,237
                                                ------------

--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)


Money Market Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 0.9%
  Goldman Sachs Group
    Incorporated
      2.400%, 08/10/05               $ 7,000    $     6,954
                                                ------------
Total Commercial Paper
  (Cost $81,000) ($ Thousands)                       81,000
                                                ------------
INSURANCE FUNDING AGREEMENTS (B) (C) -- 5.1%
  Metropolitan Life Insurance
    Company
      2.822%, 05/01/05                30,000         30,000
  Monumental Life Insurance
    Company
      3.050%, 06/01/05                 9,500          9,500
                                                ------------
Total Insurance Funding Agreements
  (Cost $39,500) ($ Thousands)                       39,500
                                                ------------
MUNICIPAL BONDS -- 2.9%
CALIFORNIA -- 0.4%
  California State, Tax & Revenue
    Anticipation Authority, Ser
    C1, RB, FSA
      3.000%, 06/30/05                 3,000          3,002
COLORADO -- 1.6%
  Denver (City & County), School
    District, Ser B, COP (B)
      3.000%, 05/04/05                12,400         12,400
GEORGIA -- 0.9%
  Athens-Clarke County,
    Industrial Development
    Authority, Allen Properties
    Inc, RB (B) (E)
      3.020%, 05/04/05                 3,700          3,700
  Cobb County, Development
    Authority, Leeman
    Construction Company Project,
    RB (E)
      3.020%, 05/04/05                 3,900          3,900
                                                ------------
Total Municipal Bonds
  (Cost $23,002) ($ Thousands)                       23,002
                                                ------------
REPURCHASE AGREEMENT (D) -- 13.8%
  Deutsche Bank
     2.950%, dated 04/29/05, to
    be repurchased on 05/02/05,
    repurchase price $107,653,458
    (collateralized by U.S.
    Treasury Notes, par value
    $15,775,000, 6.500%,
    10/15/06; with total market
    value $109,780,180)              107,627        107,627
                                                ------------
Total Repurchase Agreement
  (Cost $107,627) ($ Thousands)                     107,627
                                                ------------

Total Investments -- 99.9%
  (Cost $780,765) ($ Thousands)+                $   780,765
                                                ============

Percentages are based on Net Assets of $781,829 ($ Thousands)


(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2005. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On April 30, 2005, the value of these securities amounted to approximately $39,500,000 representing 5.1% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." Cl -- Class
COP -- Certificate of Participation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Government Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 72.6%
  FFCB
      2.500%, 05/15/05               $ 10,000        $ 9,984
  FFCB (B)
      2.860%, 05/18/05                 20,000         19,996
      3.000%, 05/28/06                 30,000         29,996
  FHLB
      1.590%, 08/12/05                  8,000          7,989
      2.250%, 08/30/05                  7,000          6,996
      2.125%, 09/20/05                  8,000          7,987
      5.125%, 03/06/06                  2,000          2,025
      2.500%, 04/11/06                 10,000          9,895
  FHLB (A)
      2.705%, 05/04/05                 50,000         49,989
      2.830%, 06/08/05                 10,000          9,970
  FHLB (B)
      2.655%, 05/10/05                 10,000          9,994
      2.870%, 05/16/05                 35,000         34,996
      2.940%, 05/26/05                 15,000         14,999
      2.875%, 06/12/05                 20,000         19,996
      2.880%, 06/13/05                 15,000         14,987
  FHLMC
      1.750%, 05/15/05 to 01/09/06     20,000         19,955
  FHLMC (A)
      2.857%, 05/24/05                 25,000         24,955
  FNMA (A)
      2.790%, 11/10/05                 10,000          9,854
  FNMA (B)
      2.745%, 05/22/05                 40,000         39,986
      2.840%, 06/09/05                 14,000         13,995
      3.005%, 07/06/05                 30,000         29,996
                                                  -----------
Total U.S. Government Agency Obligations
  (Cost $388,540) ($ Thousands)                      388,540
                                                  -----------
REPURCHASE AGREEMENTS (C) -- 27.4%
  Barclays Bank
    2.930%, dated 04/29/05, to
    be repurchased on 05/02/05,
    repurchase price $25,006,104
    (collateralized by a U.S.
    Government obligation, par
    value $25,713,000, 3.410%,
    08/30/07; with total market
    value $25,500,711)                 25,000         25,000
  Deutsche Bank
    2.950%, dated 04/29/05, to
    be repurchased 05/02/05,
    repurchase price,
    $121,594,885 (collateralized
    by U.S. Government
    obligations, ranging in par
    value $395,000-$14,000,000,
    2.350%-14.000%,
    05/05/05-07/15/32; with total
    market value $123,996,604)        121,565        121,565
                                                  -----------
Total Repurchase Agreements
  (Cost $146,565) ($ Thousands)                      146,565
                                                  -----------
Total Investments -- 100.0%
  (Cost $535,105) ($ Thousands)+                  $  535,105
                                                  ===========

Percentages are based on Net Assets of $535,101 ($ Thousands).


(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2005. The date shown is the earlier of the reset date or the demand date.
(C) Tri-Party Repurchase Agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Government II Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 100.1%
  FFCB
      2.500%, 11/15/05               $ 10,000       $  9,983
  FFCB (B)
      2.860%, 05/18/05                 30,000         29,994
  FHLB
      1.590%, 08/12/05                 10,000          9,986
      3.250%, 08/15/05                  1,840          1,843
      2.250%, 08/30/05                  7,000          6,996
      2.125%, 09/20/05                  8,000          7,987
      6.500%, 11/15/05                  7,000          7,136
      5.125%, 03/06/06                  2,000          2,025
      2.500%, 04/11/06                 10,000          9,895
  FHLB (A)
      2.801%, 05/02/05                115,463        115,454
      2.811%, 05/18/05                200,000        199,735
      2.856%, 05/20/05                 50,000         49,925
      2.837%, 06/08/05                 30,000         29,911
  FHLB (B)
      2.655%, 05/10/05                 10,000          9,994
      2.870%, 05/16/05                 35,000         34,996
      2.940%, 05/26/05                 30,000         29,998
      2.875%, 06/12/05                 30,000         29,995
      2.880%, 06/14/05                 15,000         14,987
      2.975%, 06/28/05                 20,000         19,990
      2.765%, 08/26/05                 15,000         14,996
                                                  -----------
Total U.S. Government Agency Obligations
  (Cost $635,826) ($ Thousands)                      635,826
                                                  -----------
Total Investments -- 100.1%
  (Cost $635,826) ($ Thousands) +                 $  635,826
                                                  ===========

Percentages are based on Net Assets of $635,437 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2005. The date shown is the earlier of the reset date or the demand date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost. For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Prime Obligation Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.2%
  FHLB
      1.550%, 05/04/05              $  20,000        $20,000
  FHLB (B)
      2.768%, 05/03/05                 50,000         49,990
      2.755%, 05/03/05                125,000        124,981
      2.940%, 05/26/05                 60,000         59,997
      2.834%, 06/08/05                100,000         99,980
  FHLMC (B)
      2.925%, 06/09/05                 50,000         50,000
  FNMA (B)
      2.990%, 05/03/05                100,000         99,972
      2.820%, 06/06/05                 75,000         74,984
      2.840%, 06/09/05                 60,000         59,979
      2.771%, 07/08/05                100,000         99,979
  FNMA (A)
      2.208%, 05/05/05                 45,000         44,989
                                                  -----------
Total U.S. Government Agency Obligations
  (Cost $784,851) ($ Thousands)                      784,851
                                                  -----------
CORPORATE BONDS -- 22.8%
ASSET BACKED - FINANCIAL SERVICES (E) (F) -- 12.3%
  Beta Finance Incorporated MTN (B)
      2.970%, 05/24/05                 50,000         49,993
  CC USA Incorporated MTN
      2.485%, 11/04/05                 25,000         24,997
  K2 (USA) LLC MTN (B)
      2.970%, 05/25/05                 37,000         36,995
  Links Finance Incorporated MTN
      2.180%, 07/15/05                 25,000         25,000
  Sigma Finance Incorporated
     MTN (B)
      2.730%, 05/13/05                 10,000          9,998
      2.938%, 05/15/05                 30,000         30,000
      2.940%, 06/10/05                 20,000         19,997
      3.120%, 07/18/05                100,000         99,976
  Sigma Finance Incorporated MTN,
    Ser 1 (B)
      2.820%, 05/03/05                 40,000         40,000
  Tango Finance Corporation
     MTN (B)
      2.908%, 05/15/05                 50,000         49,996
  White Pine Finance LLC MTN (B)
      2.841%, 05/09/05                 10,000         9,999
      2.880%, 05/12/05                 40,000         39,997
  White Pine Finance LLC MTN,
     Ser 1 (B)
      2.990%, 05/25/05                 65,000         64,992
                                                  -----------
                                                     501,940
                                                  -----------
ASSET BACKED - OTHER  (B) (E) (F) -- 5.9%
  Harrier Finance Funding LLC MTN
      2.990%, 05/25/05                 52,500         52,500
  Premier Asset Collateralized
    Entity LLC MTN
      2.913%, 05/15/05                 25,000         25,000
  Sedna Financial Incorporated
    MTN
      2.980%, 05/25/05                 88,000         87,994
  Whistlejacket Capital LLC MTN
      2.825%, 05/04/05                 75,000         74,991
                                                  -----------
                                                     240,485
                                                  -----------
----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
BANKS -- 3.0%
  American Express Bank (B)
      2.930%, 05/18/05               $  9,500         $9,500
  Banc One
      6.500%, 02/01/06                 10,650         10,987
  Lehman Brothers Holdings (B)
      2.960%, 05/22/05                102,500        102,500
                                                  -----------
                                                     122,987
                                                  -----------
INVESTMENT BANKER/BROKER DEALER -- 1.6%
  Citicorp
      7.125%, 09/01/05                 10,000         10,143
  Citigroup
      6.750%, 12/01/05                 35,000         35,722
  Goldman Sachs Group Incorporated
      2.990%, 05/13/05 (B)             20,000         20,000
                                                  -----------
                                                      65,865
                                                  -----------
Total Corporate Bonds
  (Cost $828,777) ($ Thousands)                      828,777
                                                  -----------
COMMERCIAL PAPER (A) -- 24.1%
ASSET BACKED - FINANCIAL SERVICES (E) -- 17.3%
  Amstel Funding Corporation
      2.594%, 06/02/05                 75,000         74,829
  Bavaria University Funding
      2.937%, 05/16/05                 63,430         63,353
  CRC Funding LLC
      3.053%, 07/08/05                 50,000         49,714
  Chariot Funding LLC
      2.857%, 05/10/05                 25,000         24,982
  FCAR Owner Trust I
      3.142%, 11/08/05                 50,000         49,186
  Galaxy Funding
      3.022%, 06/28/05                 50,000         49,758
  General Electric Capital
    Services
      3.100%, 11/08/05                 50,000         49,196
      3.225%, 11/16/05                113,500        111,524
  Lake Constance Funding
      3.033%, 06/23/05                 75,000         74,668
  Links Finance Incorporated
      3.022%, 06/28/05                 50,000         49,758
  Surrey Funding
      2.877%, 05/12/05                 60,000         59,947
  White Pine Finance LLC
      2.676%, 05/06/05                 50,756         50,737
                                                  -----------
                                                     707,652
                                                  -----------
ASSET BACKED - OTHER (E) -- 4.3%
  Charta LLC
      3.062%, 07/06/05                 25,000         24,861
  Falcon Asset Securities
      2.938%, 05/24/05                 35,000         34,934
  Sheffield Receivable
      2.947%, 05/20/05                115,000        114,822
                                                  -----------
                                                     174,617
                                                  -----------
INVESTMENT BANKER/BROKER DEALER -- 2.5%
  Goldman Sachs Group
    Incorporated
      2.400%, 08/10/05                 34,000         33,775

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Prime Obligation Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Lehman Brothers Holdings
      3.100%, 11/04/05               $ 70,000     $   68,898
                                                  -----------
                                                     102,673
                                                  -----------
Total Commercial Paper
  (Cost $1,087,442) ($ Thousands)                  1,087,442
                                                  -----------
CERTIFICATES OF DEPOSIT -- 6.4%
  BB&T Corporation (B)
      2.700%, 05/10/05                 10,000          9,999
  Regions Bank
      3.090%, 11/08/05                170,000        170,000
  SunTrust Bank
      3.330%, 10/12/05                 83,000         83,000
                                                  -----------
Total Certificates of Deposit
  (Cost $262,999) ($ Thousands)                      262,999
                                                  -----------
INSURANCE FUNDING AGREEMENTS (B) (C) -- 8.0%
  Metropolitan Life Insurance
    Company
      2.822%, 05/01/06                160,000        160,000
  Monumental Life Insurance
    Company
      3.050%, 06/01/05                101,500        101,500
  Travelers Insurance Corporation
      2.990%, 05/31/05                 68,000         68,000
                                                  -----------
Total Insurance Funding Agreements
  (Cost $329,500) ($ Thousands)                      329,500
                                                  -----------

MUNICIPAL BONDS -- 0.4%
  California State, Tax & Revenue
    Anticipation Authority, Ser C1,
    RB, FSA
      3.000%, 06/30/05                 15,000         15,011
                                                  -----------
Total Municipal Bonds
  (Cost $15,011) ($ Thousands)                        15,011
                                                  -----------
REPURCHASE AGREEMENT (D) -- 19.1%
  Deutsche Bank
    2.950%, dated 04/29/05, to
    be repurchased on 05/02/05,
    repurchase price $780,905,926
    (collateralized by U.S.
    Government obligations,
    ranging in par value
    $450,00-$75,918,000,
    1.875%-6.500%, 06/14/05-
    11/15/30; with total
    market value $796,328,844)        780,714        780,714
                                                  -----------
Total Repurchase Agreement
  (Cost $780,714) ($ Thousands)                      780,714
                                                  -----------
Total Investments -- 100.0%
  (Cost $4,089,294) ($ Thousands)+                $4,089,294
                                                  ===========

Percentages are based on Net Assets of $4,090,689 ($ Thousands)


(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2005. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On April 30, 2005, the value of these securities amounted to approximately $329,500,000 representing 8.0% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


TREASURY FUND
April 30, 2005


----------------------------------------------------------------
                                      Face Amount      Value
Description                          ($ Thousands) ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.7%
  U.S. Treasury Bills (A)
      2.476%, 05/05/05             $   10,000     $    9,997
      2.597%, 05/26/05                 24,000         23,957
      2.835%, 07/21/05                 50,000         49,683
  U.S. Treasury Notes
      6.750%, 05/15/05                  5,000          5,009
      2.000%, 08/31/05                 20,000         19,935
      1.625%, 10/31/05                 15,000         14,889
      5.750%, 11/15/05                 21,000         21,314
      1.875%, 11/30/05                 10,000          9,955
                                                  -----------
Total U.S. Treasury Obligations
  (Cost $154,739) ($ Thousands)                      154,739
                                                  -----------
REPURCHASE AGREEMENTS (B) -- 68.3%
  Banque National de Paris
    2.850%, dated 04/29/05, to be
    repurchased 05/02/05,
    repurchase price $140,633,392
    (collateralized by a U.S.
    Treasury obligation, par value
    $134,764,000, 2.000%, 07/15/14;
    with total market value
    $143,412,163)                     140,600        140,600
  Deutsche Bank
    2.880%, dated 04/29/05, to be
    repurchased 05/02/05,
    repurchase price $140,808,786
    (collateralized by U.S.
    Treasury obligations, ranging
    in par value
    $5,428,000-$99,823,000,
    1.625%-6.125%,
    09/30/05-08/15/29; with total
    market value $143,591,299)        140,775        140,775
  Dresdner Bank
    2.980%, dated 04/29/05, to be
    repurchased 05/02/05,
    repurchase price $25,083,227
    (collateralized by U.S.
    Treasury obligations, ranging
    in par value
    $3,249,000-$21,685,000,
    1.625%-4.250%,
    04/30/05-11/15/13; with total
    market value $25,583,082)          25,077         25,077
  Morgan Stanley
    2.840%, dated 04/29/05, to be
    repurchased on 05/02/05,
    repurchase price $140,633,275
    (collateralized by U.S.
    Treasury obligations, ranging
    in par value
    $86,000-$275,064,000,
    4.730%-4.840% (A),
    11/15/24-05/15/30; with total
    market value $143,412,316)        140,600        140,600
                                                  -----------
Total Repurchase Agreements
  (Cost $447,052) ($ Thousands)                      447,052
                                                  -----------
Total Investments -- 92.0%
  (Cost $601,791) ($ Thousands)+                  $  601,791
                                                  ===========
Percentages are based on Net Assets of $654,001 ($ Thousands).






(A) The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement.
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost. For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Treasury II Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount       Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.0%
 U.S. Treasury Bills (A)
      2.534%, 05/12/05               $ 68,952       $ 68,899
      2.598%, 05/19/05                119,233        119,078
      2.543%, 05/26/05                 40,000         39,929
      2.608%, 06/09/05                 15,644         15,600
      2.835%, 07/21/05                 25,000         24,842
  U.S. Treasury Notes
      1.625%, 05/01/05                 20,000         20,000
      2.000%, 08/31/05                 15,000         14,951
      1.625%, 10/31/05                  8,000          7,941
      5.750%, 11/15/05                 14,000         14,213
                                                  -----------
Total U.S. Treasury Obligations
  (Cost $305,453) ($ Thousands)                      325,453
                                                  -----------
Total Investments -- 100.0%
  (Cost $305,453) ($ Thousands) +                 $  325,453
                                                  ===========

Percentages are based on Net Assets of $325,543 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)


Short-Duration Government Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 64.6%
  FHLMC
      6.500%, 10/01/07              $       2        $     2
      5.500%, 07/01/16 to 08/01/19      9,755          9,998
      4.750%, 01/01/18 to 02/01/18         90             92
      4.542%, 04/01/19                    119            123
      4.502%, 02/01/19                    119            122
      4.451%, 05/01/19                     93             95
      4.375%, 02/01/17 to 09/01/20         55             57
      4.373%, 03/01/19                     56             57
      4.371%, 03/01/19                     99            102
      4.250%, 02/01/16 to 11/01/20         43             44
      4.125%, 08/01/18 to 11/01/18         47             49
      4.038%, 12/01/23                    529            546
      4.000%, 01/01/17 to 09/01/18         71             72
      3.960%, 08/01/19                      1              1
      3.875%, 07/01/18                     39             41
      3.810%, 07/01/20                      6              7
      3.750%, 12/01/16 to 07/01/18         79             80
      3.681%, 06/01/17                     64             66
      3.625%, 06/01/24                    177            183
      3.605%, 05/01/24                    155            160
      3.576%, 06/01/24                    314            326
      3.500%, 02/01/16 to 10/01/16         32             32
      3.480%, 07/01/24                    113            117
      3.375%, 07/01/16                     34             34
      3.125%, 06/01/18                     18             18
      2.875%, 05/01/18                      3              3
      2.750%, 04/01/16 to 03/01/17         32             32
      2.625%, 06/01/16                     17             17
  FHLMC (A)
      4.500%, 09/15/24                  4,801          4,808
      4.337%, 09/01/25                    437            443
      4.126%, 04/01/29                    352            363
      3.525%, 02/01/27                    467            472
      3.507%, 12/01/23                  7,747          7,974
      3.475%, 04/01/22                    499            508
      3.295%, 04/01/29                    177            181
  FHLMC REMIC, Ser 1034, Cl F
      8.500%, 01/15/06                     81             81
  FHLMC REMIC, Ser 2061, Cl TA
      5.250%, 10/15/27                    668            670
  FHLMC REMIC, Ser 2122,
     Cl FD (A)
      3.303%, 02/15/29                  1,352          1,358
  FHLMC REMIC, Ser 2481, Cl BC
      5.250%, 08/15/30                    283            284
  FHLMC REMIC, Ser 2498, Cl DW
      4.800%, 02/15/29                    131            131
  FHLMC REMIC, Ser 2617, Cl UN
      4.500%, 08/15/12                  3,525          3,542
  FHLMC REMIC, Ser 2630, Cl KN
      2.500%, 04/15/13                  2,500          2,414
  FHLMC REMIC, Ser 2684, Cl GN
      3.250%, 05/15/23                  2,416          2,384
  FHLMC REMIC, Ser 2684, Cl QM
      3.500%, 03/15/19                  3,577          3,562
  FHLMC REMIC, Ser 2689, Cl PY
      4.000%, 02/15/10                  3,514          3,524
  FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                  1,609          1,603
  FHLMC REMIC, Ser 2693, Cl QM
      3.500%, 03/15/14                    647            647
  FHLMC REMIC, Ser 2727, Cl PA
      4.125%, 08/15/18                  2,671          2,672
----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  FHLMC REMIC, Ser 2750, Cl NA
      3.500%, 03/15/15              $   3,800      $   3,782
  FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                  3,229          3,224
  FHLMC REMIC, Ser 2760, Cl LJ
      4.000%, 01/15/33                  1,849          1,849
  FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                  2,945          2,913
  FHLMC REMIC, Ser 2760, Cl PK
      4.500%, 10/15/21                  3,682          3,698
  FHLMC REMIC, Ser T-42, Cl A5
      7.500%, 02/25/42                  2,207          2,342
  FNMA
      6.610%, 04/01/09                    161            172
      6.490%, 08/01/08                    551            581
      6.330%, 04/01/09                    465            492
      6.270%, 11/01/07                    878            911
      6.250%, 07/01/08                  1,370          1,435
      6.221%, 12/01/08                  3,886          4,085
      6.210%, 08/01/08                  1,306          1,367
      6.080%, 09/01/08                    914            955
      5.016%, 02/01/13                     97            100
      4.667%, 04/01/13                    243            245
      4.500%, 07/01/19                    681            675
  FNMA (A)
      4.615%, 12/01/29                  1,070          1,091
      4.531%, 04/25/24                     45             46
      4.288%, 08/01/29                  3,427          3,545
      4.286%, 08/01/27                  1,139          1,164
      4.255%, 09/01/24                  2,606          2,715
      4.072%, 05/01/28                  3,436          3,490
      2.833%, 09/15/05                  6,500          6,498
  FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                    210            215
  FNMA REMIC, Ser 1995-13, Cl C
      6.500%, 10/25/08                    302            309
  FNMA REMIC, Ser 2001-53, Cl CA
      5.750%, 06/25/31                    587            590
  FNMA REMIC, Ser 2001-8,
     Cl FJ (A)
      3.170%, 03/18/31                  3,351          3,354
  FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17                  2,000          2,070
  FNMA REMIC, Ser 2002-34,
     Cl FE (A)
      3.370%, 05/18/32                    666            670
  FNMA REMIC, Ser 2002-53,
     Cl FK (A)
      3.420%, 04/25/32                    984            986
  FNMA REMIC, Ser 2002-63,
     Cl QF (A)
      3.320%, 04/25/29                  1,677          1,684
  FNMA REMIC, Ser 2003-57, Cl KL
      3.500%, 03/25/09                  1,326          1,325
  FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33                  2,475          2,326
  FNMA REMIC, Ser G92-61,
     Cl FA (A)
      3.681%, 10/25/22                    469            475
  FNMA REMIC, Ser G93-5, Cl Z
      6.500%, 02/25/23                     89             93
  GNMA
      7.500%, 01/15/11 to 02/15/26        759            815
      6.500%, 06/15/16 to 09/15/17      3,228          3,401
      6.000%, 06/15/16 to 09/15/19      1,674          1,745

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Short-Duration Government Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  GNMA REMIC, Ser 2001-53,
     Cl F (A)
      3.350%, 10/20/31                  $ 729     $      732
  GNMA REMIC, Ser 2002-24,
     Cl FA (A)
      3.470%, 04/16/32                    851            857
  GNMA REMIC, Ser 2002-57, Cl AD
      5.000%, 01/20/30                     88             88
                                                  -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $125,172) ($ Thousands)                      124,204
                                                  -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.4%
  FFCB (A)
      2.888%, 05/15/07                  5,000          4,997
  FHLB
      3.375%, 09/14/07                  1,400          1,384
      2.125%, 05/15/06                  2,500          2,461
  FHLB (A)
      2.875%, 09/12/05                  2,450          2,450
  FHLMC
      3.500%, 09/15/07                  2,400          2,380
  FNMA
      3.000%, 08/15/07                  5,300          5,191
      2.500%, 06/15/06                  2,500          2,467
  FNMA (A)
      2.970%, 06/03/05                  5,000          5,000
  Private Export Funding
      5.340%, 03/15/06                 10,000         10,149
                                                  -----------
Total U.S. Government Agency Obligations
  (Cost $31,574) ($ Thousands)                        31,482
                                                  -----------

U.S. TREASURY OBLIGATION -- 15.3%
U.S. Treasury Notes*
      3.000%, 11/15/07                 30,000         29,501
                                                  -----------
Total U.S. Treasury Obligation
  (Cost $29,962) ($ Thousands)                        29,501
                                                  -----------
REPURCHASE AGREEMENT (B) -- 3.1%
  UBS Securities LLC
    2.960%, dated 04/29/05, to
    be repurchased on 05/02/05,
    repurchase price $5,901,455
    (collateralized by a U.S.
    Government obligation, par
    value $5,945,000, 4.525%,
    10/15/14; with total market
    value $6,019,823)                   5,900          5,900
                                                  -----------
Total Repurchase Agreement
  (Cost $5,900) ($ Thousands)                          5,900
                                                  -----------

Total Investments -- 99.4%
  (Cost $192,608) ($ Thousands) +                 $  191,087
                                                  ===========

Percentages are based on Net Assets of $192,186 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2005.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
* All or a portion of this security has been pledged as collateral for open futures contracts.
+ At April 30, 2005, the tax basis cost of the Fund's investments was $192,608 ($ Thousands) and the unrealized appreciation and (depreciation) were $229 ($ Thousands) and ($1,750) ($ Thousands) respectively.

The Fund had the following future contracts open as of April 30, 2005:
----------------- ------------ -------------- -----------------
    Contract       Number of    Settlement       Unrealized
  Description      Contracts       Month        Appreciation
                                               (Depreciation)
                                               ($ Thousands)
----------------- ------------ -------------- -----------------
US 5YR Treasury
Note                 (80)         June-05            ($133)
----------------- ------------ -------------- -----------------
US 2YR Treasury
Note                  57          June-05                7
----------------- ------------ -------------- -----------------

                                                     ($126)
----------------- ------------ -------------- -----------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





-------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Intermediate-Duration Government Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 44.5%
  FHLMC
      8.250%, 12/01/07 to 12/01/09   $   52            $  53
      6.500%, 06/01/20                  125              130
      6.000%, 04/01/12 to 09/01/24    3,107            3,192
      5.500%, 11/01/18 to 09/01/19    1,048            1,076
  FHLMC REMIC, Ser 1033, Cl G
      8.000%, 01/15/06                    3                3
  FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                  963              984
  FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                   41               41
  FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                1,276            1,262
  FHMLC
      6.000%, 06/01/17                  628              651
  FNMA
      9.500%, 05/01/18                   84               93
      8.000%, 05/01/08 to 06/01/08       56               58
      7.500%, 03/01/07                   12               12
      7.040%, 03/01/07                  120              124
      6.989%, 06/01/07                   12               12
      6.956%, 08/01/07                  587              615
      6.950%, 10/01/06                1,565            1,606
      6.845%, 10/01/07                   32               34
      6.620%, 01/01/08                  196              205
      6.500%, 09/01/28 to 03/01/33    1,917            1,995
      6.460%, 06/01/09                  560              597
      6.265%, 06/01/08                  229              239
      6.083%, 12/01/11                  966            1,037
      6.080%, 09/01/08                  914              955
      6.000%, 07/01/12 to 01/01/19    7,892            8,181
      5.915%, 02/01/12                  956            1,024
      5.609%, 12/01/11                1,920            2,026
      5.500%, 01/01/17                   68               69
  FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                  700              695
  GNMA
      8.750%, 05/20/17 to 11/20/17       64               70
      8.500%, 05/20/16 to 02/20/18      183              198
      8.250%, 04/15/06 to 07/15/08       65               68
      6.000%, 04/15/09 to 09/15/24    1,589            1,647
                                                  -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $47,213) ($ Thousands)                        46,946
                                                  -----------
U.S. TREASURY OBLIGATIONS -- 38.9%
  U.S. Treasury Bonds
      12.000%, 08/15/13               7,500            9,390
      10.375%, 11/15/12*              9,300           10,782
  U.S. Treasury Notes
      6.500%, 02/15/10                7,000            7,792
      5.000%, 02/15/11                1,000            1,054
      4.000%, 03/15/10                5,500            5,525
      3.500%, 12/15/09                3,000            2,952
      2.000%, 01/15/14                3,424            3,557
                                                  -----------
Total U.S. Treasury Obligations
  (Cost $41,214) ($ Thousands)                        41,052
                                                  -----------

----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
  FFCB (A)
      2.888%, 05/15/07             $ 10,000       $    9,994
      2.830%, 09/07/07                8,000            8,000
  FHLMC
      3.625%, 09/15/08               12,000           11,828
  FNMA
      3.875%, 02/15/10                3,300            3,255
  Private Export Funding
      6.620%, 10/01/05                  500              507
                                                  -----------
Total U.S. Government Agency Obligations
  (Cost $15,755) ($ Thousands)                        15,590
                                                  -----------
REPURCHASE AGREEMENT (A) -- 5.0%
  UBS Securities LLC
    2.960%, dated 04/29/05, to
    be repurchased on 05/02/05,
    repurchase price $5,301,307
    (collateralized by a U.S.
    Government obligation, par
    value $5,340,000, 4.525%,
    10/15/14; with total market
    value $5,407,209)                 5,300            5,300
                                                  -----------
Total Repurchase Agreement
  (Cost $5,300) ($ Thousands)                          5,300
                                                  -----------

Total Investments -- 103.2%
  (Cost $109,482) ($ Thousands) +                 $  108,888
                                                  ============

Percentages are based on Net Assets of $105,561 ($ Thousands)

(A) Tri-Party Repurchase Agreement
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
* All or a portion of this security has been pledged as collateral for open futures contracts.
+ At April 30, 2005, the tax basis cost of the Fund's investments was $109,482 ($ Thousands) and the unrealized appreciation and (depreciation) were $245
($ Thousands) and ($839) ($ Thousands) respectively.

The Fund had the following future contracts open as of April 30, 2005:

----------------- --------------- ---------------- --------------
    Contract        Number of       Settlement       Unrealized
  Description       Contracts          Month        Appreciation
                                                    $ Thousands)
----------------- --------------- ---------------- --------------
US 5YR Treasury
Note                   145            June-05            $122
----------------- --------------- ---------------- --------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


GNMA Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 92.5%
  FHLMC
      6.500%, 02/01/13 to 02/01/18  $ 1,234         $  1,285
  FNMA
      8.000%, 09/01/14 to 09/01/28      410              447
      7.000%, 08/01/29 to 10/01/34    1,542            1,630
      6.500%, 07/01/32 to 09/01/32    1,894            1,972
      5.930%, 12/01/08                  648              677
      5.890%, 10/01/11                1,347            1,438
      5.780%, 11/01/11                1,223            1,298
      5.735%, 01/01/09                1,373            1,433
      5.420%, 11/01/08                1,237            1,273
      4.667%, 04/01/13                7,925            7,976
  FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                  107              112
  FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                  223              234
  FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                1,500            1,596
  GNMA
       2.500%, 12/15/10 to
      1 07/15/15                          2                2
      11.500%, 02/15/13                   4                5
       0.000%, 05/15/16 to                0                6
      1 07/15/20                          4                4
      9.500%, 06/15/09 to 11/15/20      671              714
      9.000%, 12/15/17 to 05/15/22      436              475
      8.500%, 08/15/08 to 06/15/17      140              156
      8.000%, 04/15/17 to 03/15/32    2,324            2,522
      7.750%, 10/15/26                   78               84
      7.500%, 04/15/17 to 04/15/32    8,756            9,431
      7.250%, 01/15/28                  338              361
      7.000%, 04/15/19 to 09/15/31   17,246           18,313
      6.750%, 11/15/27                  184              194
      6.500%, 11/15/07 to 06/15/34   23,950           25,169
      6.000%, 02/15/09 to 01/15/35   38,877           40,216
      5.500%, 04/15/33 to 03/15/35   11,043           11,247
      5.000%, 08/15/33 to 12/15/34   18,022           18,017
  GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                3,461            3,350
  GNMA TBA
      6.500%, 04/30/35                1,967            2,059
      6.000%, 04/30/35                1,181            1,218
      5.500%, 04/30/35                3,870            3,935
                                                  -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $157,097) ($ Thousands)                      158,885
                                                  -----------
U.S. TREASURY OBLIGATIONS -- 2.1%
  U.S. Treasury Bonds
      6.125%, 08/15/29                2,500            3,051
      5.375%, 02/15/31                  500              565
                                                  -----------
Total U.S. Treasury Obligations
  (Cost $3,271) ($ Thousands)                          3,616
                                                  -----------
----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENT (A) -- 9.5%
  UBS Securities LLC
    2.960%, dated 04/29/05, to
    be repurchased on 05/02/05,
    repurchase price $16,460,827
    (collateralized by U.S.
    Government obligations,
    ranging in par value
    $5,135,000-$8,510,000,
    5.650%-6.750%,
    11/15/10-09/15/29; with total
    market value $16,629,713)      $ 16,300       $   16,300
                                                  -----------
Total Repurchase Agreement
  (Cost $16,300) ($ Thousands)                        16,300
                                                  -----------
Total Investments -- 104.1%
  (Cost $176,668) ($ Thousands) +                 $  178,801
                                                  ===========

Percentages based on Net Assets of $171,685 ($ Thousands).

(A) Tri-Party Repurchase Agreement
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
+ At April 30, 2005, the tax basis cost of the Fund's investments was $176,668 ($ Thousands) and the unrealized appreciation and (depreciation) were $2,522 ($ Thousand) and ($389) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                      SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Ultra Short Bond Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
ASSET BACKED SECURITIES -- 58.7%
AUTOMOTIVE -- 15.5%
  Aesop Funding II LLC, Ser
    1998-1, Cl A (B)
    6.140%, 05/20/06                 $  292           $  292
  Aesop Funding II LLC, Ser
    2002-1A, Cl A1 (B)
    3.850%, 10/20/06                  1,000            1,002
  Aesop Funding II LLC, Ser
    2003-4A, Cl A1 (A) (B)
    3.220%, 08/20/07                  1,685            1,689
  Aesop Funding II LLC, Ser
    2003-5A, Cl A1 (B)
    2.780%, 12/20/07                  1,000              986
  Aesop Funding II LLC, Ser
    2005-1A, Cl A2 (A) (B)
    2.910%, 04/20/09                    800              801
  Americredit Automobile
    Receivables Trust, Ser
    2004-BM, Cl A2
    1.450%, 09/06/07                    530              527
  Americredit Automobile
    Receivables Trust, Ser
    2004-CA, Cl A3
    3.000%, 03/06/09                    975              964
  Americredit Automobile
    Receivables Trust, Ser
    2004-DF, Cl A3
    2.980%, 07/06/09                    640              629
  Americredit Automobile
    Receivables Trust, Ser
    2005-1, Cl B
    4.480%, 11/06/09                    840              843
  BMW Vehicle Owner Trust, Ser
    2003-A, Cl A3
    1.940%, 02/25/07                    440              438
  Bank One Auto Securitization
    Trust, Ser 2003-1, Cl A2
    1.290%, 08/21/06                     96               96
  Bank One Auto Securitization
    Trust, Ser 2003-1, Cl A3
    1.820%, 09/20/07                    975              966
  Capital Auto Receivables Asset
    Trust, Ser 2002-4, Cl A4
    2.640%, 03/17/08                  1,231            1,223
  Capital Auto Receivables Asset
    Trust, Ser 2003-3, Cl A1A
    1.770%, 01/16/06                    127              127
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                    925              911
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A1A
    3.120%, 03/15/07                  1,245            1,237
  Capital One Auto Finance Trust,
    Ser 2001, Cl A4
    5.400%, 05/15/08                    509              512
  Capital One Auto Finance Trust,
    Ser 2003-B, Cl A3 (A)
    3.064%, 01/15/08                    547              547
  Capital One Prime Auto
    Receivable Trust, Ser 2003-1,
    Cl A3
    1.970%, 04/15/07                    481              479
  Capital One Prime Auto
    Receivable Trust, Ser 2004-1,
    Cl A2
    1.470%, 06/15/06                     27               27
  Capital One Prime Auto
    Receivable Trust, Ser 2004-1,
    Cl A4 (A)
    3.024%, 08/17/09                  1,250            1,251

----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Capital One Prime Auto
    Receivable Trust, Ser 2004-2,
    Cl A2
    2.430%, 02/15/07                $   905         $    902
  Capital One Prime Auto
    Receivable Trust, Ser 2004-3,
    Cl A2
    3.040%, 07/15/07                    545              543
  Carmax Auto Owner Trust, Ser
    2002-2, Cl A3
    2.670%, 08/15/06                     82               83
  Carmax Auto Owner Trust, Ser
    2003-1, Cl A3
    1.610%, 02/15/07                    604              601
  Carmax Auto Owner Trust, Ser
    2003-2, Cl A2
    1.680%, 08/15/06                    329              328
  Carmax Auto Owner Trust, Ser
    2004-1, Cl A2
    1.870%, 12/15/06                    555              553
  Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A3
    1.520%, 05/15/07                    442              439
  Chase Manhattan Auto Owner
    Trust, Ser 2003-C, Cl A3
    2.260%, 11/15/07                    945              936
  Chesapeake Funding Trust, Ser
    2004-1A, Cl A2 (A) (B)
    3.050%, 07/07/16                    400              401
  DaimlerChrysler Auto Trust, Ser
    2002-A, Cl A (A)
    3.014%, 05/15/07                  1,000            1,000
  DaimlerChrysler Auto Trust, Ser
    2004-B, Cl A2
    2.480%, 02/08/07                    765              763
  DaimlerChrysler Auto Trust, Ser
    2004-B, Cl A3
    3.180%, 09/08/08                  1,000              992
  DaimlerChrysler Auto Trust, Ser
    2005-A,  Cl A3
    3.490%, 12/08/08                  1,315            1,305
  Ford Credit Auto Owner Trust,
    Ser 2004-A, Cl A2
    2.130%, 10/15/06                  1,032            1,028
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A3
    3.480%, 11/15/08                  1,140            1,132
  Harley-Davidson Motorcycle
    Trust, Ser 2003-2, Cl A1
    1.340%, 01/15/08                     73               73
  Harley-Davidson Motorcycle
    Trust, Ser 2004-1, Cl A1
    1.400%, 10/15/08                    443              439
  Hertz Vehicle Financing, Ser
    2004-1A, Cl A2 (B)
    2.380%, 05/25/08                  1,750            1,696
  Honda Auto Receivables Owner
    Trust, Ser 2003-1, Cl A3
    1.920%, 11/20/06                    505              504
  Honda Auto Receivables Owner
    Trust, Ser 2003-2, Cl A3
    1.690%, 02/21/07                    360              357
  Honda Auto Receivables Owner
    Trust, Ser 2003-5, Cl A3
    2.300%, 10/18/07                    785              777
  Honda Auto Receivables Owner
    Trust, Ser 2005-1, Cl A3
    3.530%, 10/21/08                    865              859

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Ultra Short Bond Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Honda Auto Receivables Owner
    Trust, Ser 2005-2, Cl A2
    3.650%, 08/15/07                $   950          $   950
  Household Automotive Trust,
    Ser 2002-2, Cl A (A)
    3.290%, 04/20/32                    555              556
  Household Automotive Trust,
    Ser 2003-1, Cl A3
    1.730%, 12/17/07                  1,736            1,726
  Household Automotive Trust,
    Ser 2003-2, Cl A2
    1.560%, 12/18/06                     83               83
  Household Automotive Trust,
    Ser 2004-14, Cl A2
    2.520%, 12/17/07                    769              766
  Hyundai Auto Receivables
    Trust, Ser 2003-A, Cl A2
    1.560%, 09/15/06                    265              265
  Hyundai Auto Receivables
    Trust, Ser 2003-A, Cl A3
    2.330%, 11/15/07                  1,100            1,090
  Hyundai Auto Receivables
    Trust, Ser 2004-A, Cl A2
    2.360%, 09/15/07                    894              890
  Morgan Stanley Auto Loan
    Trust, Ser 2004-HB1, Cl A2
    1.920%, 10/15/06                    599              597
  Morgan Stanley Auto Loan
    Trust, Ser 2004-HB2, Cl A2
    2.400%, 07/16/07                  2,000            1,989
  Navistar Financial Corporate
    Owner Trust, Ser 2003-B, Cl A2
    1.690%, 09/15/06                    266              265
  Nissan Auto Receivables Owner
    Trust, Ser 2003-A, Cl A3
    1.890%, 12/15/06                    473              472
  Nissan Auto Receivables Owner
    Trust, Ser 2003-B, Cl A
    1.510%, 08/15/07                    925              917
  Nissan Auto Receivables Owner
    Trust, Ser 2005-A, Cl A3
    3.540%, 10/15/08                  1,590            1,578
  Onyx Acceptance Auto Trust,
    Ser 2003-A, Cl A3
    2.230%, 02/15/07                    122              122
  Onyx Acceptance Auto Trust,
    Ser 2003-B, Cl A3
    1.770%, 05/15/07                    718              715
  Onyx Acceptance Auto Trust,
    Ser 2003-C, Cl A3
    1.870%, 08/15/07                    874              869
  Onyx Acceptance Auto Trust,
    Ser 2004-A, Cl A2
    1.520%, 11/15/06                    102              102
  Susquehanna Auto Lease Trust,
    Ser 2005-1A, Cl 1A (B)
    4.080%, 07/16/07                  1,750            1,753
  Toyota Auto Receivables Owner
    Trust, Ser 2002-C, Cl A3
    2.650%, 11/15/06                    142              142
  USAA Auto Owner Trust, Ser
    2003-1, Cl A3
    1.580%, 06/15/07                    151              150
  USAA Auto Owner Trust, Ser
    2004-2, Cl A2
    2.410%, 02/15/07                    860              857
----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  WFS Financial Owner Trust, Ser
    2002-2, Cl A3
    3.810%, 02/20/07                  $  67           $   67
  WFS Financial Owner Trust, Ser
    2002-3, Cl A3
    2.760%, 02/20/07                     28               28
  WFS Financial Owner Trust, Ser
    2002-4, Cl A3A
    2.390%, 08/20/07                    403              402
  WFS Financial Owner Trust, Ser
    2003-1, Cl A3
    2.030%, 08/20/07                    338              337
  WFS Financial Owner Trust, Ser
    2003-2, Cl A3
    1.760%, 01/21/08                    519              517
  WFS Financial Owner Trust, Ser
    2004-1, Cl A3
    2.190%, 06/20/08                  1,170            1,155
  Whole Auto Loan Trust, Ser
    2002-1, Cl A3
    2.600%, 08/15/06                    270              270
  Whole Auto Loan Trust, Ser
    2003-1, Cl A2A
    1.400%, 04/15/06                     65               65
  Whole Auto Loan Trust, Ser
    2004-1, Cl A2A
    2.590%, 05/15/07                    600              597
  World Omni Auto Receivables
    Trust, Ser 2003-A, Cl A3
    1.980%, 05/15/07                    515              512
  World Omni Auto Receivables
    Trust, Ser 2003-B, Cl A2
    1.540%, 08/15/06                    218              217
                                                  -----------
                                                      52,279
                                                  -----------
CREDIT CARD -- 11.3%
  Advanta Business Card Master
    Trust, Ser 2004-C1, Cl C (A)
    4.040%, 09/20/13                    485              486
  American Express Credit Account
    Master Trust, Ser 2003-4, Cl A
    1.690%, 01/15/09                    695              679
  American Express Credit Account
    Master Trust, Ser 2004-C, Cl
    C (A) (B)
    3.454%, 02/15/12                    679              681
  Bank One Issuance Trust, Ser
    2002-A2, Cl A2
    4.160%, 01/15/08                  1,500            1,501
  Bank One Issuance Trust, Ser
    2003-B2, Cl B2 (A)
    3.184%, 02/17/09                  1,750            1,752
  Bank One Issuance Trust, Ser
    2004-B1, Cl B1 (A)
    3.274%, 03/15/12                  1,250            1,258
  Capital One Master Trust, Ser
    2001-2, Cl A (A)
    3.094%, 01/15/09                  1,750            1,752
  Capital One Multi-Asset
    Executive Trust, Ser 2003-A1,
    Cl A1 (A)
    3.344%, 01/15/09                  1,465            1,470
  Capital One Multi-Asset
    Executive Trust, Ser 2003-B1,
    Cl B1 (A)
    4.124%, 02/17/09                  1,250            1,261

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Ultra Short Bond Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Capital One Multi-Asset
    Executive Trust, Ser 2004,
    Cl 1
    3.400%, 11/16/09                  $ 570           $  562
  Capital One Multi-Asset
    Executive Trust, Ser 2004-A6,
    Cl A6 (A)
    3.050%, 04/15/10                  1,500            1,501
  Capital One Multi-Asset
    Executive Trust, Ser 2004-B4,
    Cl B4 (A)
    3.254%, 05/17/10                  1,550            1,556
  Chase Credit Card Master Trust,
    Ser 2002-4, Cl A (A)
    3.004%, 10/15/07                  1,500            1,500
  Chase Credit Card Master Trust,
    Ser 2004-2, Cl A (A)
    2.994%, 09/15/09                  1,485            1,486
  Chemical Master Credit Card
    Trust, Ser 1996-2, Cl A
    5.980%, 09/15/08                  1,000            1,016
  Citibank Credit Card Issuance
    Trust, Ser 2000-C1, Cl C1
    7.450%, 09/15/07                  1,500            1,522
  Citibank Credit Card Issuance
    Trust, Ser 2002-A9, Cl A9 (A)
    3.050%, 12/17/07                  1,300            1,300
  Citibank Credit Card Issuance
    Trust, Ser 2003-A2, Cl A2
    2.700%, 01/15/08                  1,560            1,550
  Citibank Credit Card Issuance
    Trust, Ser 2003-A5, Cl A5
    2.500%, 04/07/08                  1,350            1,335
  Discover Card Master Trust, Ser
    2004-2, Cl A1 (A)
    2.974%, 05/15/10                  1,250            1,249
  Discover Card Master Trust, Ser
    2005-1, Cl B (A)
    3.104%, 09/16/10                  1,500            1,497
  First USA Credit Card Master
    Trust, Ser 1999-2, Cl A (A)
    3.170%, 10/20/08                  1,000            1,001
  GE Capital Credit Card Master
    Trust, Ser 2004-1, Cl A (A)
    3.004%, 06/15/10                  1,785            1,786
  GE Capital Credit Card Master
    Trust, Ser 2004-2, Cl B (A)
    3.214%, 09/15/10                  2,000            2,004
  Household Affinity Credit Card
    Trust, Ser 2003-1, Cl B (A)
    3.504%, 02/15/10                  1,250            1,265
  MBNA Credit Card Master Note
    Trust, Ser 2001-B1, Cl B1 (A)
    3.329%, 10/15/08                  1,125            1,127
  MBNA Credit Card Master Note
    Trust, Ser 2002-A6, Cl A6
    3.900%, 11/15/07                  2,000            2,002
  MBNA Credit Card Master Note
    Trust, Ser 2002-B1, Cl B1
    5.150%, 07/15/09                    500              508
  Metris Master Trust, Ser
    2005-1A, Cl B (A)
    3.290%, 03/21/11                  1,520            1,520
                                                  -----------
                                                      38,127
                                                  -----------
MISCELLANEOUS BUSINESS SERVICES -- 7.9%
  AICCO Premium Finance Master
    Trust, Ser 2004-1, Cl A (A)
    3.134%, 11/17/08                    671              671

----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  CIT Equipment Collateral,
    Ser 2005-VT1, Cl A3
    4.120%, 08/20/08               $  1,040        $   1,042
  CNH Equipment Trust, Ser
    2003-B, Cl A3A (A)
    3.094%, 01/15/08                    825              825
  CNH Equipment Trust, Ser
    2004-A, Cl A3B
    2.940%, 10/15/08                  1,600            1,574
  CNH Equipment Trust, Ser
    2005-A, Cl A3
    4.020%, 04/15/09                    800              797
  California Infrastructure
    SDG&E, Ser 1997-1, Cl A6
    6.310%, 09/25/08                  1,960            1,998
  Capital Source Commercial Loan
    Trust, Ser 2003-2A, Cl D (A) (B)
    5.490%, 09/20/13                    567              568
  Capital Source Commercial Loan
    Trust, Ser 2004-1A, Cl A2 (A) (B)
    3.320%, 04/20/13                    945              947
  Capital Source Commercial Loan
    Trust, Ser 2004-2A, Cl C (A) (B)
    3.840%, 08/20/13                  1,153            1,153
  Capital Source Commercial Loan
    Trust, Ser 2005-1A, Cl B (A) (B)
    3.270%, 02/20/14                    966              966
  Colts Trust, Ser 2005-1A,
    Cl A1 (A) (B)
    3.150%, 03/20/15                    975              975
  DaimlerChrysler Master Owner
    Trust, Ser 2003-A, Cl A (A)
    3.004%, 02/15/08                  1,075            1,075
  GE Commercial Equipment
    Financing LLC, Ser 2004-1,
    Cl B (A)
    3.190%, 12/20/15                    941              942
  John Deere Owner Trust,
    Ser 2004-A, Cl A2
    1.680%, 11/15/06                  1,291            1,284
  Navistar Financial Dealer Owner
    Trust, Ser 2003-A, Cl A2 (A)
    3.320%, 06/25/09                  2,000            2,001
  Navistar Financial Dealer Owner
    Trust, Ser 2003-A, Cl A3
    1.730%, 02/15/07                    685              679
  Navistar Financial Dealer Owner
    Trust, Ser 2004-1, Cl A (A)
    3.220%, 05/25/10                    650              650
  Nelnet Student Loan Trust, Ser
    2004-3, Cl A2 (A)
    3.191%, 01/25/16                    635              635
  Nelnet Student Loan Trust, Ser
    2004-4, Cl A2 (A)
    3.181%, 04/25/16                  1,000            1,001
  Nelnet Student Loan, Ser
    2004-1, Cl A2 (A) (B)
    2.983%, 08/26/30                  2,230            2,230
  Nelnet Student Loan, Ser
    2004-2A, Cl A1 (A)
    2.873%, 11/25/09                    584              584
  Providian Gateway Master Trust,
    Ser 2004-AA, Cl A (A) (B)
    3.184%, 03/15/11                  1,970            1,971

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Ultra Short Bond Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Providian Gateway Master Trust,
    Ser 2004-BA, Cl A (A) (B)
    3.144%, 07/15/10                $ 1,750       $    1,751
  Providian Gateway Master Trust,
    Ser 2004-EA, Cl A (A) (B)
    3.084%, 11/15/11                    565              564
                                                  -----------
                                                      26,883
                                                  -----------
MORTGAGE RELATED -- 24.0%
  Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
    3.395%, 11/25/29                    267              267
  Ameriquest Mortgage Securities,
    Ser 2004-R12, Cl A3 (A)
    3.300%, 01/25/35                  1,045            1,049
  Ameriquest Mortgage Securities,
    Ser 2005-R1, Cl A3A (A)
    3.120%, 03/25/35                    397              397
  Ameriquest Mortgage Securities,
    Ser 2005-R3, Cl A3A (A)
    3.044%, 05/25/35                  1,125            1,125
  Asset Securitization, Ser
    1997-D5, Cl A1B
    6.660%, 02/14/43                    460              472
  Bank of America Large Loan, Ser
    2004-BBA4, Cl A2 (A) (B)
    3.114%, 06/15/18                    560              555
  Bank of America Mortgage
    Securities, Ser 2004-J, Cl
    2A1 (A)
    4.808%, 11/25/34                    625              626
  Bank of America Mortgage
    Securities, Ser 2005-A, Cl
    2A2 (A)
    4.492%, 02/25/35                  2,168            2,156
  Bank of America Mortgage
    Securities, Ser 2005-C, Cl
    2A2 (A)
    4.733%, 04/25/35                  1,489            1,491
  Bear Stearns Commercial
    Mortgage, Ser 1998-C1, Cl A1
    6.340%, 06/16/30                    598              613
  Bear Stearns Commercial
    Mortgage, Ser 2004-BBA3, Cl
    A1B (A) (B)
    3.184%, 06/15/17                  1,745            1,745
  CS First Boston Mortgage
    Securities, Ser 1997-C2, Cl A2
    6.520%, 01/17/35                    173              176
  CS First Boston Mortgage
    Securities, Ser 2004-TF2A, Cl
    A2 (A) (B)
    3.154%, 11/15/19                  1,750            1,743
  Centex Home Equity Trust, Ser
    2004-A, Cl AF1
    2.030%, 06/25/19                     93               93
  Centex Home Equity Trust, Ser
    2005-A, Cl AF1 (A)
    3.700%, 06/25/22                    509              507
  Chase Funding Mortgage Loan,
     Ser 2004-2, Cl 1A1 (A)
    3.170%, 01/25/20                  1,098            1,098
  CitiFinancial Mortgage
    Securities, Ser 2004-1, Cl
    AF1 (A)
    3.110%, 04/25/34                    499              499
  Citigroup Mortgage Loan Trust,
    Ser 2004-HYB3, Cl 1A (A)
    4.051%, 09/25/34                  3,309            3,308

----------------------------------------------------------------
                                     Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Citigroup Mortgage Loan Trust,
    Ser 2005-OPT1, Cl A1A (A)
    3.110%, 02/25/14               $  1,297         $  1,298
  Countrywide Asset-Backed
    Certificates, Ser 2003-5, Cl AF2
    3.042%, 04/25/25                     80              80
  Countrywide Asset-Backed
    Certificates, Ser 2004-12,
    Cl AF1 (A)
    3.220%, 03/25/22                  1,084            1,084
  Countrywide Asset-Backed
    Certificates, Ser 2004-15,
    Cl AF1 (A)
    3.220%, 04/25/22                  1,761            1,761
  Countrywide Asset-Backed
    Certificates, Ser 2004-7,
    Cl AF1 (A)
    3.220%, 10/25/22                  1,229            1,229
  Countrywide Home Loans,
    Ser 2004-29, Cl 1A1 (A)
    3.290%, 02/25/35                    700              701
  Countrywide Home Loans,
     Ser 2005-7, Cl 1A1 (A)
    3.290%, 03/25/35                  2,253            2,254
  Crusade Global Trust, Ser
    2003-1, Cl A (A)
    3.350%, 01/17/34                  1,239            1,242
  Fremont Home Loan Owner Trust,
    Ser 1999-1 (A)
    3.620%, 03/25/30                     21               21
  GMAC Commercial Mortgage
    Securities, Ser 1999-CTL1,
    Cl A (B)
    7.151%, 12/15/16                  1,370            1,421
  GMAC Mortgage Corporation Loan,
    Ser 2004-HE1, Cl A1 (A)
    3.100%, 06/25/34                  1,890            1,890
  GMAC Mortgage Corporation Loan,
    Ser 2005-HE1, Cl A1 (A)
    3.080%, 08/25/35                    975              975
  GSR Mortgage Loan Trust,
    Ser 2005-AR2, Cl 1A2
    4.689%, 04/25/35                  1,568            1,572
  Granite Master Issuer PLC,
    Ser 2005-1, Cl M1 (A)
    3.280%, 12/20/54                    550              550
  Granite Mortgages PLC,
    Ser 2002-2, Cl 1A2 (A)
    3.325%, 01/20/43                  1,957            1,961
  Holmes Financing PLC, Ser 6,
    Cl 2B (A)
    3.551%, 07/15/40                  1,500            1,501
  Impac CMB Trust, Ser 2003-12,
    Cl A1 (A)
    3.400%, 12/25/33                  1,902            1,906
  Impac CMB Trust, Ser 2004-9,
    Cl 1A1 (A)
    3.400%, 01/25/35                  1,638            1,644
  Impac CMB Trust, Ser 2005-1,
    Cl 1A1 (A)
    3.280%, 04/25/35                  1,359            1,360
  Impac CMB Trust, Ser 2005-2,
    Cl 1A1 (A)
    3.280%, 04/25/35                  1,482            1,482

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Ultra Short Bond Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Impac CMB Trust, Ser 2005-3,
     Cl A1 (A)
    3.260%, 08/25/35                $ 1,246         $  1,249
  Impac CMB Trust, Ser 2005-4,
     Cl 1M1 (A)
    3.260%, 06/06/35                  2,000            2,000
  JP Morgan Chase Commercial
    Mortgage Trust, Ser
    2004-FL1A, Cl A1 (A) (B)
    3.140%, 04/16/19                  1,785            1,786
  MLCC Mortgage Investors, Ser
    2004-G, Cl A1 (A)
    3.300%, 01/25/30                  1,015            1,020
  MLCC Mortgage Investors, Ser
    2005-A, Cl A1 (A)
    3.250%, 03/25/30                  1,125            1,125
  Master Adjustable Rate Mortgage
    Trust, Ser 2004-12, Cl 5A1 (A)
    4.563%, 10/25/34                  1,438            1,454
  Mellon Bank Premium Finance
    Loan Trust, Ser 2004-1, Cl A (A)
    3.170%, 06/15/09                    810              812
  Merrill Lynch Mortgage Investors,
    Ser 2005-A1, Cl 1A (A)
    4.367%, 12/25/34                  1,632            1,653
  Merrill Lynch Mortgage
    Investors, Ser 2005-A2, Cl A2
    4.509%, 02/25/35                  2,107            2,103
  Mortgage Trust, Ser 2005-2,
    Cl 1A1 (A)
    3.220%, 05/25/35                    750              750
  New Century Home Equity Loan
    Trust, Ser 2004-2, Cl A3 (A)
    3.270%, 08/25/34                  1,199            1,199
  New Century Home Equity Loan
    Trust, Ser 2005-1, Cl A1MZ (A)
    3.310%, 03/25/35                  1,415            1,416
  Nomura Asset Securities
    Corporation, Ser 1998-D6, Cl A1A
    6.280%, 03/15/30                    482              494
  Option One Mortgage Loan Trust,
    Ser 2003-3, Cl A2 (A)
    3.320%, 06/25/33                    539              540
  Permanent Financing PLC, Ser 7,
    Cl 1C (A)
    3.294%, 06/10/42                    200              200
  Puma Finance Limited, Ser S1,
    Cl A (A) (B)
    2.970%, 08/09/35                  1,205            1,205
  RMAC PLC, Ser 2005-NS1A,
    Cl A1 (A) (B)
    3.004%, 12/12/18                    820              820
  Residential Asset Securities
    Corporation, Ser 2000-KS5,
    Cl AII (A)
    3.260%, 12/25/31                    105              105
  Residential Asset Securities
    Corporation, Ser 2001-KS4,
    Cl AIB (A)
    3.340%, 05/25/32                    298              298
  Residential Asset Securities
    Corporation, Ser 2004-KS1,
    Cl AI1 (A)
    3.170%, 09/25/20                     54               54
----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Residential Asset Securities
    Corporation, Ser 2004-KS1,
    Cl AI2
    2.463%, 11/25/25                  $ 870           $  861
  Residential Asset Securities
    Corporation, Ser 2004-KS3,
    Cl AI1 (A)
    3.110%, 11/25/20                    206              206
  Residential Asset Securities
    Corporation, Ser 2005-KS1,
    Cl A1 (A)
    3.130%, 04/25/25                    692              692
  Residential Asset Securities
    Corporation, Ser 3-KS8, Cl AI1
    2.610%, 06/25/24                  1,200            1,195
  Residential Mortgage Securities
    Trust, Ser 20A, Cl A1B (A) (B)
    3.152%, 08/10/30                    700              700
  Sequoia Mortgage Trust,
    Ser 2004-10, Cl A2 (A)
    3.170%, 11/20/34                  1,082            1,086
  Sequoia Mortgage Trust,
     Ser 2004-11, Cl A1 (A)
    3.150%, 12/20/34                    869              872
  Sequoia Mortgage Trust,
     Ser 2004-12, Cl A1A (A)
    3.120%, 01/20/35                    696              698
  Sequoia Mortgage Trust,
     Ser 2005-1, Cl A1 (A)
    3.220%, 02/20/35                    662              662
  Sequoia Mortgage Trust,
     Ser 2005-2, Cl A1 (A)
    3.070%, 03/20/35                    706              706
  Wells Fargo Mortgage Backed
    Securities, Ser 2004-BB,
    Cl A2 (A)
    4.583%, 01/25/35                  2,405            2,388
  Wells Fargo Mortgage Backed
    Securities, Ser 2004-Z,
    Cl 2A1 (A)
    4.599%, 12/25/34                  1,062            1,054
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-AR1,
    Cl 1A1 (A)
    4.568%, 02/25/35                  2,315            2,305
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-AR2,
    Cl 2A2
    4.570%, 03/25/35                  1,330            1,327
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-AR4,
    Cl 2A2
    4.543%, 04/25/35                  1,425            1,420
  Westpac Securitization Trust,
    Ser 2005-1G, Cl A1 (A)
    2.950%, 03/23/36                  1,000            1,000
                                                  -----------
                                                      81,307
                                                  -----------
Total Asset Backed Securities
  (Cost $199,182) ($ Thousands)                      198,596
                                                  -----------
CORPORATE BONDS -- 23.2%
AEROSPACE & DEFENSE -- 0.4%
  General Dynamics Corporation
    2.125%, 05/15/06                  1,265            1,245
                                                  -----------
AIR TRANSPORTATION -- 0.5%
  American Airlines Incorporated (A)
    3.673%, 09/23/07                  1,056            1,058

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Ultra Short Bond Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Delta Airlines Incorporated (A)
    3.911%, 01/25/08                $   539       $      540
                                                  -----------
                                                       1,598
                                                  -----------
AUTO FINANCE -- 0.4%
  Ford Motor Credit Company (A)
    3.920%, 09/28/07                  1,250            1,196
                                                  -----------
BANKS -- 2.3%
  SunTrust Bank, Ser CD (A)
    2.870%, 05/17/07                  1,390            1,390
  Trinid & Tobago (B)
    8.000%, 12/19/06                  1,470            1,560
  Wachovia Corporation (A)
    3.230%, 07/20/07                  1,500            1,501
  Wells Fargo Company (A)
    3.150%, 09/28/07                  1,680            1,682
  World Savings Bank (A)
    2.970%, 06/01/07                  1,750            1,751
                                                  -----------
                                                       6,202
                                                  -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
  Clear Channel Communications
    Incorporated
    6.000%, 11/01/06                  1,000            1,017
  Sprint Capital Corporation
    4.780%, 08/17/06                  1,000            1,007
  Univision Communications
    Incorporated
    2.875%, 10/15/06                  1,500            1,473
                                                  -----------
                                                       3,497
                                                  -----------
CREDIT CARD -- 0.4%
  American Express Credit (A)
    3.120%, 09/19/06                  1,250            1,252
                                                  -----------
ELECTRICAL SERVICES -- 2.1%
  Dominion Resources Incorporated
    3.660%, 11/15/06                  1,750            1,739
  FPL Group Capital Incorporated
    4.086%, 02/16/07                  1,430            1,428
  Nisource Finance Corporation (A)
    3.430%, 11/23/09                  1,500            1,509
  Pinnacle West Capital
    Corporation
    3.543%, 11/01/05 (A)              1,000            1,000
    3.630%, 04/01/07 (A) (B)            875              874
  TXU Energy Company LLC (A) (B)
    3.920%, 01/17/06                    530              530
                                                  -----------
                                                       7,080
                                                  -----------
FINANCIAL SERVICES -- 5.5%
  AIG Sunamerica Global
  Finance IV (A)
    5.850%, 02/01/06                  1,000            1,014
  Allstate Life Global Funding
    Trust (A) (B)
    3.190%, 04/02/07                  1,500            1,502
  Allstate Life Global Funding
    Trust, Ser 04-2 (A)
    2.933%, 05/25/07                    395              395
  Berkshire Hathaway Financial (A) B)
    3.180%, 01/11/08                    775              775
----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Caterpillar Financial
    Services,
    Ser F (A) (B)
    2.834%, 02/11/08               $  1,000         $  1,000
  Doral Financial Corporation (A)
    3.975%, 07/20/07                  1,450            1,415
  General Electric Capital
    Corporation MTN (A)
    3.050%, 03/09/07                  1,750            1,752
  General Electric Capital
    Corporation MTN, Ser A (A)
    3.110%, 06/22/07                  2,000            2,002
  General Motors Acceptance
    Corporation MTN (A)
    4.050%, 01/16/07                  1,000              955
    3.695%, 05/18/06                  1,000              980
  John Deere Capital Corporation
    MTN, Ser D (A)
    2.950%, 08/24/06                  1,225            1,226
  MBIA Global Funding LLC (A) (B)
    2.980%, 01/11/08                  1,675            1,675
  National Rural Utilities
    3.000%, 02/15/06                  2,000            1,989
  Nationwide Building Society (A) (B)
    2.850%, 02/01/08                  2,000            2,000
                                                  -----------
                                                      18,680
                                                  -----------
FOOD, BEVERAGE & TOBACCO -- 0.9%
  General Mills Incorporated
    2.625%, 10/24/06                  1,500            1,470
  Tyson Foods Incorporated
    7.250%, 10/01/06                  1,500            1,565
                                                  -----------
                                                       3,035
                                                  -----------
HEALTHCARE -- 1.0%
  Anthem Incorporated
    4.875%, 08/01/05                    995              997
  Cardinal Health Incorporated
    4.450%, 06/30/05                  1,476            1,477
  United Health Group
    Incorporated
    7.500%, 11/15/05                  1,000            1,018
                                                  -----------
                                                       3,492
                                                  -----------
INSURANCE -- 3.3%
  ASIF Global Finance (A) (B)
    3.040%, 05/30/06                  1,000            1,001
    2.790%, 05/03/07                  1,500            1,499
  Marsh & McLennan Companies
    Incorporated (A)
    3.280%, 07/13/07                  1,420            1,411
  Met Life Global Fundings (A) (B)
    3.090%, 03/16/07                  1,550            1,550
  Monument Global Funding (A) (B)
    3.350%, 04/10/06                  1,500            1,503
  NAC Re Corporation
    7.150%, 11/15/05                  1,250            1,268
  Nationwide Life Global Funding
    (A) (B)
    3.140%, 06/22/07                  1,720            1,721
  Protective Life Secured Trust (A)
    3.220%, 04/13/07                  1,240            1,240
                                                  -----------
                                                      11,193
                                                  -----------

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Ultra Short Bond Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 2.5%
  Citigroup Incorporated (A)
    3.000%, 06/04/07                $ 1,500       $    1,501
  Goldman Sachs Group
    Incorporated MTN (A)
    3.190%, 03/30/07                  1,250            1,251
  JPMorgan Chase & Company
    Incorporated
    6.250%, 12/15/05                  1,000            1,016
  Lehman Brothers Holdings MTN,
    Ser G (A)
    3.265%, 04/20/07                  1,320            1,322
  Merrill Lynch & Company
    Incorporated MTN, Ser C (A)
    3.295%, 01/26/07                  1,750            1,752
  Morgan Stanley Dean Witter &
    Company (A)
    3.270%, 01/12/07                  1,600            1,602
                                                  -----------
                                                       8,444
                                                  -----------
MACHINERY -- 0.2%
  Alabama Power Company
    2.650%, 02/15/06                    500              496
                                                  -----------
MEDICAL PRODUCTS & SERVICES -- 0.4%
  Wellpoint Health Network
    6.375%, 06/15/06                  1,250            1,281
                                                  -----------
MISCELLANEOUS BUSINESS SERVICES -- 0.3%
  AOL Time Warner Incorporated
    5.625%, 05/01/05                  1,000            1,000
                                                  -----------
PETROLEUM & FUEL PRODUCTS -- 0.4%
  Duke Energy Field Services
    7.500%, 08/16/05                  1,100            1,113
  Keyspan Corporation
    4.900%, 05/16/08                    360              365
                                                  -----------
                                                       1,478
                                                  -----------
RETAIL -- 0.3%
  CVS Corporation
    5.625%, 03/15/06                  1,145            1,162
                                                  -----------
TELEPHONES & TELECOMMUNICATION -- 1.3%
  Alltel Corporation
    4.656%, 05/17/07                  1,360            1,372
  BellSouth Corporation (A)
    2.919%, 11/15/07                  1,750            1,751
  France Telecom
    7.950%, 03/01/06                  1,100            1,132
                                                  -----------
                                                       4,255
                                                  -----------
Total Corporate Bonds
  (Cost $78,584) ($ Thousands)                        78,268
                                                  -----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 10.5%
  FHLMC
      7.000%, 03/01/07                   12               12
  FHLMC (A)
      3.406%, 02/01/30                2,124            2,177
      3.205%, 02/01/22                2,869            2,930
  FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                  625              639

----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  FHLMC REMIC, Ser 1614, Cl J
      6.250%, 11/15/22               $  304         $    305
  FHLMC REMIC, Ser 2061, Cl TA
      5.250%, 10/15/27                  445              446
  FHLMC REMIC, Ser 2518,
     Cl FP (A)
      3.203%, 10/15/32                1,978            1,981
  FHLMC REMIC, Ser 2594, Cl QH
      4.000%, 10/15/16                  919              918
  FHLMC REMIC, Ser 2638, Cl KA
      3.000%, 07/15/09                  350              350
  FHLMC REMIC, Ser 2676, Cl NA
      4.000%, 03/15/14                1,237            1,237
  FHLMC REMIC, Ser 2684, Cl QM
      3.500%, 03/15/19                1,224            1,218
  FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                1,609            1,603
  FHLMC REMIC, Ser 2727, Cl PA
      4.125%, 08/15/18                2,127            2,127
  FHLMC REMIC, Ser 2750, Cl NA
      3.500%, 03/15/15                1,450            1,443
  FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                1,655            1,652
  FHLMC REMIC, Ser 2760, Cl LJ
      4.000%, 01/15/33                1,849            1,849
  FNMA
      6.340%, 02/01/08                1,354            1,411
      6.220%, 02/01/06                2,177            2,193
  FNMA (A)
      4.279%, 01/01/29                  263              270
      4.255%, 09/01/24                1,303            1,357
      4.232%, 11/01/25                  246              251
      4.203%, 11/01/23                1,180            1,200
      4.072%, 05/01/28                2,148            2,181
      4.068%, 09/01/24                  493              506
      3.474%, 11/01/21                  396              397
  FNMA REMIC, Ser 1993-220,
     Cl FA (A)
      3.631%, 11/25/13                  340              344
  FNMA REMIC, Ser 1993-58, Cl H
      5.500%, 04/25/23                  477              487
  FNMA REMIC, Ser 2001-33,
     Cl FA (A)
      3.470%, 07/25/31                  662              667
  FNMA REMIC, Ser 2002-63,
     Cl QF (A)
      3.320%, 04/25/29                  525              528
  FNMA REMIC, Ser 2002-64,
     Cl FG (A)
      3.220%, 10/18/32                  614              615
  FNMA REMIC, Ser 2003-57, Cl KL
      3.500%, 03/25/09                1,085            1,084
  GNMA REMIC, Ser 2003-75, Cl YM
      4.000%, 10/20/21                  617              617
  SLMA (A)
      3.120%, 12/15/15                  480              480
                                                  -----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $35,917) ($ Thousands)                        35,475
                                                  -----------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.3%
  FHLMC
      2.000%, 02/23/06                1,000              988
                                                  -----------
Total U.S. Government Agency Obligation
  (Cost $1,000) ($ Thousands)                            988
                                                  -----------

--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Ultra Short Bond Fund
April 30, 2005


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.7%
 U.S. Treasury Notes
      3.375%, 02/28/07              $ 2,500       $    2,489
                                                  -----------
Total U.S. Treasury Obligation
  (Cost $2,480) ($ Thousands)                          2,489
                                                  -----------

CERTIFICATES OF DEPOSIT -- 0.1%
  Sovereign Bank
    4.000%, 02/01/08                    400              395
                                                  -----------
Total Certificates of Deposit
  (Cost $400) ($ Thousands)                              395
                                                  -----------

REPURCHASE AGREEMENT (C) -- 7.9%
  UBS Securities LLC
    2.960%, dated 04/29/05, to
    be repurchased on 05/02/05,
    repurchase price $26,806,611
    (collateralized by U.S.
    Government obligations,
    ranging in par value
    $3,640,000-$23,002,000,
    4.625%-7.000%,
    07/15/05-10/15/14; with total
    market value $27,339,971)        26,800           26,800
                                                  -----------
Total Repurchase Agreement
  (Cost $26,800) ($ Thousands)                        26,800
                                                  -----------
Total Investments -- 101.4%
  (Cost $344,363) ($ Thousands)+                  $  343,011
                                                  ===========

Percentages are based on Net Assets of $338,264 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2005.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On April 30, 2005, the value of these securities amounted to approximately $47,591,000, representing 14.1% of the net assets of the Fund.
(C) Tri-Party Repurchase Agreement.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
+ At April 30, 2005, the tax basis cost of the Fund's investments was $344,363 ($ Thousands), and the unrealized appreciation and depreciation were $220
($ Thousands) and ($1,572) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Daily Income Trust / Quarterly Report / April 30, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       SEI Daily Income Trust


By (Signature and Title)*          /s/ Edward D. Loughlin
                                   -----------------------------------
                                   Edward D. Loughlin, President & CEO

Date June 21, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/Peter (Pedro) A. Rodriguez
                                   --------------------------------------------
                                   Peter (Pedro) A. Rodriguez, Controller & CFO

Date June 21, 2005


* Print the name and title of each signing officer under his or her signature.